Janus Henderson Short Duration Flexible Bond Fund Annual Fund Operating Expenses - Class A C S I N T Shares [Member] - Janus Henderson Short Duration Flexible Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%. In addition, the Adviser shall reimburse or waive out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’ average daily net assets. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2025. These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees.
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.70%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	1.45%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.24%
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	(1.03%)	[1]
Net Expenses (as a percentage of Assets)	0.90%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.23%)	[1]
Net Expenses (as a percentage of Assets)	0.45%	[1]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.40%	[1]
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.64%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%. In addition, the Adviser shall reimburse or waive out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’ average daily net assets. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2025. These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees.